Prepayments and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments to suppliers	$ 15,916	$ 22,849
Receivables from partial sale of equity interest in SiEngine	0	17,947
Contract cost assets	4,654	9,525
Others	10,700	11,210
Prepayments and other current assets	31,270	61,531
Provision for prepayments and other current assets	$ 0	$ 0